SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Capitalized Costs to Obtain a Contract with a Customer
The following table presents the capitalized costs to obtain a contract with a customer at December 31, 2024 and 2023:

	December 31,
	2024			2023
	Sales Commissions	App Store Fees	Total	Sales Commissions	App Store Fees	Total
	(In thousands)
Current	$1,428	$865	$2,293	$1,662	$7,835	$9,497
Non-current	1,513	—	1,513	2,530	—	2,530
Total	$2,941	$865	$3,806	$4,192	$7,835	$12,027

Schedule of Estimated Useful Lives of Property and Equipment

Asset Category	Estimated Useful Lives
Buildings	5 to 39 Years
Equipment (including furniture)	3 to 12 Years
Leasehold improvements	2 to 11 Years
Capitalized software	2 to 3 Years

	December 31,
	2024	2023
	(In thousands)
Buildings	$165,700	$160,567
Equipment (including furniture)	126,656	141,669
Leasehold improvements	78,130	81,133
Capitalized software	28,919	33,321
Land	86,045	86,032
Projects in progress	5,839	1,931
Total gross carrying amount	491,289	504,653
Accumulated depreciation and amortization	(178,092)	(158,899)
Buildings, land, equipment, leasehold improvements and capitalized software, net	$313,197	$345,754